Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance - December 31, 2019 at Dec. 31, 2018			$ 1,130,000	$ 536,665	$ (1,627,535)	$ 43,453		$ 82,583
Shares, Issued, Beginning Balance at Dec. 31, 2018			112,999,997
Common shares issued for cash			$ 40,414	2,026,391				2,066,805
Stock Issued During Period, Shares, New Issues			4,041,407
Net loss					(1,932,665)			(1,932,665)
Other comprehensive income								342,865
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Common shares issued for debt settlement			$ 632,136
[custom:CommonStockIssuedForSettlementOfDebtShares]			9,861,345
Common shares issued for debt conversion			$ 98,613	533,523				632,136
Stock Issued During Period, Shares, Conversion of Units			9,861,345
Special 2019 A Preferred Treasury Shares							(60,000)	(60,000)
[custom:Special2019APreferredTreasurySharesShares]
Other comprehensive income						341,694		341,694
Total other comprehensive income (loss)								342,865
Balance - December 31, 2020 at Dec. 31, 2019			$ 1,269,027	3,096,579	(3,560,200)	385,147	(60,000)	1,130,553
Shares, Issued, Ending Balance at Dec. 31, 2019			126,902,749
Common shares issued for cash			$ 4,686	234,949				239,635
Stock Issued During Period, Shares, New Issues			468,582
Net loss					(403,669)			(403,669)
Other comprehensive income						280,356		280,356
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Total other comprehensive income (loss)						280,356		280,356
Balance - December 31, 2020 at Mar. 31, 2020			$ 1,273,713	3,331,528	(3,963,869)	665,503	(60,000)	1,246,875
Shares, Issued, Ending Balance at Mar. 31, 2020			127,371,331
Balance - December 31, 2019 at Dec. 31, 2019			$ 1,269,027	3,096,579	(3,560,200)	385,147	(60,000)	1,130,553
Shares, Issued, Beginning Balance at Dec. 31, 2019			126,902,749
Net loss								(1,121,305)
Other comprehensive income								(77,515)
Common shares issued for note conversion								403,880
Preferred B shares converted to common shares
Sales of Treasury shares at cost
Common shares issued for debt settlement
Total other comprehensive income (loss)								(77,515)
Balance - December 31, 2020 at Sep. 30, 2020			$ 1,325,652	3,704,045	(4,681,505)	307,632	(60,000)	595,824
Shares, Issued, Ending Balance at Sep. 30, 2020			132,565,225
Balance - December 31, 2019 at Dec. 31, 2019			$ 1,269,027	3,096,579	(3,560,200)	385,147	(60,000)	1,130,553
Shares, Issued, Beginning Balance at Dec. 31, 2019			126,902,749
Common shares issued for cash			$ 4,686	234,949				239,635
Stock Issued During Period, Shares, New Issues			468,582
Net loss					(1,131,809)			(1,131,809)
Other comprehensive income						(31,054)		(31,054)
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Common shares issued for debt settlement			$ 403,880
[custom:CommonStockIssuedForSettlementOfDebtShares]			439,998
Common shares issued for debt conversion			$ 4,400	399,480				403,880
Stock Issued During Period, Shares, Conversion of Units			439,998
Reverse acquisition recapitalization			$ 47,539	(26,963)				20,576
[custom:ReverseAcquisitionRecapitalizationShares]		2	4,753,897
Total other comprehensive income (loss)						(31,054)		(31,054)
Balance - December 31, 2020 at Dec. 31, 2020			$ 1,325,652	3,704,045	(4,692,009)	354,093	(60,000)	631,781
Shares, Issued, Ending Balance at Dec. 31, 2020		2	132,565,225
Balance - December 31, 2019 at Mar. 31, 2020			$ 1,273,713	3,331,528	(3,963,869)	665,503	(60,000)	1,246,875
Shares, Issued, Beginning Balance at Mar. 31, 2020			127,371,331
Net loss					(362,074)			(362,074)
Other comprehensive income						(373,293)		(373,293)
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Common shares issued for note conversion			$ 4,400	399,480				403,880
Stock Issued During Period, Shares, Conversion of Convertible Securities			439,998
Total other comprehensive income (loss)						(373,293)		(373,293)
Balance - December 31, 2020 at Jun. 30, 2020			$ 1,278,113	3,731,008	(4,325,943)	292,210	(60,000)	915,388
Shares, Issued, Ending Balance at Jun. 30, 2020		2	127,811,329
Net loss					(355,562)			(355,562)
Other comprehensive income						15,422		15,422
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Reverse acquisition recapitalization			$ 47,539	(26,963)				20,576
Stock Issued During Period, Shares, Acquisitions			4,753,897
Total other comprehensive income (loss)						15,422		15,422
Balance - December 31, 2020 at Sep. 30, 2020			$ 1,325,652	3,704,045	(4,681,505)	307,632	(60,000)	595,824
Shares, Issued, Ending Balance at Sep. 30, 2020			132,565,225
Balance - December 31, 2019 at Dec. 31, 2020			$ 1,325,652	3,704,045	(4,692,009)	354,093	(60,000)	631,781
Shares, Issued, Beginning Balance at Dec. 31, 2020		2	132,565,225
Net loss					(1,284,275)			(1,284,275)
Other comprehensive income						20,959		20,959
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Preferred B shares converted to common shares			$ 27	5,973				6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]		(2)	2,650
Common shares issued for Services - Advisory Board			$ 3,061	701,015				704,076
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture			306,120
Common shares issued for Services - Consulting			$ 240	59,760				60,000
Stock Issued During Period, Shares, Issued for Services			24,000
Sales of Treasury shares at cost							60,000	60,000
Stock Issued During Period, Shares, Other	1
Total other comprehensive income (loss)						20,959		20,959
Balance - December 31, 2020 at Mar. 31, 2021			$ 1,328,980	4,470,793	(5,976,284)	375,052		198,541
Shares, Issued, Ending Balance at Mar. 31, 2021	1		132,897,995
Balance - December 31, 2019 at Dec. 31, 2020			$ 1,325,652	3,704,045	(4,692,009)	354,093	(60,000)	631,781
Shares, Issued, Beginning Balance at Dec. 31, 2020		2	132,565,225
Net loss								(3,327,775)
Other comprehensive income								34,210
Common shares issued for note conversion								25,000
Stock Issued During Period, Shares, Conversion of Convertible Securities			2,500,000
Preferred B shares converted to common shares								6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]			2,650
Sales of Treasury shares at cost	$ 60,000							60,000
Stock Issued During Period, Shares, Other	1
Common shares issued for debt settlement			$ 45,000					45,000
[custom:CommonStockIssuedForSettlementOfDebtShares]			4,500,000
Total other comprehensive income (loss)								34,210
Balance - December 31, 2020 at Sep. 30, 2021			$ 1,401,021	5,297,317	(8,019,784)	388,303		(933,143)
Shares, Issued, Ending Balance at Sep. 30, 2021	1		140,102,075
Balance - December 31, 2019 at Mar. 31, 2021			$ 1,328,980	4,470,793	(5,976,284)	375,052		198,541
Shares, Issued, Beginning Balance at Mar. 31, 2021	1		132,897,995
Net loss					(1,327,122)			(1,327,122)
Other comprehensive income						6,394		6,394
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Common shares issued for note conversion			$ 25,000					25,000
Stock Issued During Period, Shares, Conversion of Convertible Securities			2,500,000
Common shares issued for Services - Advisory Board			$ 2,041	826,524				828,565
[custom:StockIssuedDuringPeriodSharesIssuedForServicesAdvisoryBoard]			204,080
Common shares issued for debt settlement			$ 45,000					45,000
[custom:CommonStockIssuedForSettlementOfDebtShares]			4,500,000
Total other comprehensive income (loss)						6,394		6,394
Balance - December 31, 2020 at Jun. 30, 2021			$ 1,401,021	5,297,317	(7,303,406)	381,446		(223,622)
Shares, Issued, Ending Balance at Jun. 30, 2021	1		140,102,075
Net loss					(716,378)			(716,378)
Other comprehensive income						6,857		6,857
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Total other comprehensive income (loss)						6,857		6,857
Balance - December 31, 2020 at Sep. 30, 2021			$ 1,401,021	$ 5,297,317	$ (8,019,784)	$ 388,303		$ (933,143)
Shares, Issued, Ending Balance at Sep. 30, 2021	1		140,102,075